Schedule of Investments (unaudited)	iShares® MSCI New Zealand ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.2%
Air New Zealand Ltd.(a)(b)	1,603,959	$1,653,065

Building Products — 4.4%
Fletcher Building Ltd.	1,292,715	5,950,363

Diversified Telecommunication Services — 12.6%
Chorus Ltd.	1,020,720	4,660,532
Spark New Zealand Ltd.	3,955,987	12,372,641
		17,033,173
Electric Utilities — 15.2%
Contact Energy Ltd.	1,112,859	5,926,187
Genesis Energy Ltd.	1,285,728	2,562,328
Infratil Ltd.	1,121,751	6,015,576
Mercury NZ Ltd.	1,500,106	6,130,117
		20,634,208
Equity Real Estate Investment Trusts (REITs) — 9.4%
Argosy Property Ltd.	2,208,088	2,219,653
Goodman Property Trust	2,574,619	4,315,316
Kiwi Property Group Ltd.	3,790,320	2,982,583
Precinct Properties New Zealand Ltd.	2,996,663	3,174,295
		12,691,847
Food Products — 5.0%
a2 Milk Co. Ltd. (The)(a)(b)	1,413,015	5,890,854
Synlait Milk Ltd.(a)	407,405	889,773
		6,780,627
Health Care Equipment & Supplies — 20.0%
Fisher & Paykel Healthcare Corp. Ltd.	1,197,170	27,086,634

Health Care Providers & Services — 8.6%
Oceania Healthcare Ltd.	1,948,518	1,738,872
Ryman Healthcare Ltd.	656,302	5,485,350
Summerset Group Holdings Ltd.	503,739	4,354,168
		11,578,390
Hotels, Restaurants & Leisure — 2.7%
SKYCITY Entertainment Group Ltd.	1,768,791	3,616,226
Security	Shares	Value

Independent Power and Renewable Electricity Producers — 6.5%
Meridian Energy Ltd.	2,753,288	$8,854,277

IT Services — 1.7%
Pushpay Holdings Ltd.(a)	2,419,583	2,227,072

Oil, Gas & Consumable Fuels — 2.3%
Z Energy Ltd.	1,289,541	3,071,591

Transportation Infrastructure — 10.4%
Auckland International Airport Ltd.(a)	2,636,080	14,139,109

Total Common Stocks — 100.0%
(Cost: $145,363,554)		135,316,582

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	5,405,764	5,407,927
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	60,000	60,000
		5,467,927
Total Short-Term Investments — 4.0%
(Cost: $5,468,161)		5,467,927
Total Investments in Securities — 104.0%
(Cost: $150,831,715)		140,784,509

Other Assets, Less Liabilities — (4.0)%		(5,395,122)

Net Assets — 100.0%		$135,389,387

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,794,552	$—		$(1,386,084	)(a)	$(307)	$(234)	$5,407,927	5,405,764	$17,353	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	10,000	(a)	—		—	—	60,000	60,000	1		—
						$(307)	$(234)	$5,467,927		$17,354		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI New Zealand ETF
November 30, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SPI 200 Index	1	12/16/21	$128	$(3,819)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$11,184,224	$124,132,358	$—	$135,316,582
Money Market Funds	5,467,927	—	—	5,467,927
	$16,652,151	$124,132,358	$—	$140,784,509
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(3,819)	$—	$(3,819)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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